Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

February 9, 2023

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 605 (the “Fund”)

(File No. 333-268877) (CIK# 1936072)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trusts of the Fund (each a “Trust” and collectively the “Trusts”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities Exchange Commission (the “Commission”) on December 19, 2022. We received comments from the staff of the Commission (the “Staff”) in a telephone conversation between Anu Dubey and Matt Wirig on January 24, 2023 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments from the Staff. The following are our responses to the Staff’s comments.

Comment 1. The comment noted that the “Investment Summary–Principal Investment Strategy” section for the Dynamic Sector Income Trust includes a reference to companies located in “emerging markets” and that the Trust add disclosure to the “Investment Summary–Principal Risk Considerations” section regarding investments in foreign and emerging markets or explain to the Staff why such disclosure is not appropriate. The Trust already contains disclosure in the “Investment Summary–Principal Risk Considerations” section regarding investment in foreign issuers, which may include companies located in emerging markets.

Comment 2. The comment noted that the “Investment Summary–Principal Investment Strategy” for the Dynamic Sector Income Trust includes a reference to funds that invest in high yield debt obligations. Accordingly, the Staff requested that the Trust add corresponding disclosure addressing high yield debt, senior loans, and/or convertible securities to the “Investment Summary–Principal Risk Considerations” section or explain which such disclosure is not appropriate. The Trust already contains disclosure addressing each of these types of investments in the “Investment Summary–Principal Risk Considerations” section.

Comment 3. The comment requested the Dynamic Sector Income Trust consider deleting the following sentence from the “Investment Summary–Principal Investment Strategy” section, given the disclosure on the previous page regarding junk securities: “Certain funds held by the trust may invest in high yield debt obligations (“junk securities”).” The prospectus has been revised in accordance with the Staff’s comment.

Comment 4. The comment requested that the fourth and fifth bullet points listed under “Investment Summary-Principal Risk Considerations” for the Dynamic Sector Income Trust be revised to describe the reasons more fully behind the interest/principal payment and dividend payment risks in light of the characteristics of the Trust’s portfolio holdings and market conditions. Additional disclosure has been added to these bullet points in accordance with the Staff’s comment.

Comment 5. The comment requested that the fourth bullet point listed under “Investment Summary-Principal Risk Considerations” for the Preferreds Plus Trust be revised to describe the reasons more fully behind the interest/principal payment risk in light of the characteristics of the Trust’s portfolio holdings and market conditions. Additional disclosure has been added to these bullet points in accordance with the Staff’s comment.

Comment 6. The comment noted that the prospectus contains two trusts and requested that the prospectus create clarity in the “Risk Considerations” section identifying which risk considerations are applicable to both Trusts and which risk considerations are unique to a specific Trust. In accordance with the Staff’s comment, the prospectus has been revised to more clearly detail which risks are applicable to only one of the Trusts by adding additional language in such risk disclosures specifically identifying the Trust for which such risk disclosure is applicable.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on March 23, 2023. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP